SUPPLEMENT dated April 14, 2006

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds:
--------------------------------------------------------------------------------
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005
        (as supplemented May 27, 2005, July 1, 2006, October 1, 2005 and
                               December 22, 2005)


Effective April 14, 2006, Marc P. Seidner is no longer a portfolio manager of Standish Mellon Fixed Income Fund ("Fixed Income Fund") and Standish Mellon Investment Grade Bond Fund ("Investment Grade Bond Fund"). Catherine A. Powers remains as co-portfolio manager of Fixed Income Fund and Investment Grade Bond Fund. Kent Wosepka has been added as a co-portfolio manager of Fixed Income Fund, and Christopher Pellegrino has been added as co-portfolio manager of Investment Grade Bond Fund.

Therefore, the following replaces the information on page 15 under "The Investment Adviser - Fund Managers" with respect to Fixed Income Fund and Investment Grade Bond Fund only.

--------------------------------------------------------------------------------------------------------------------
Fund                                    Fund managers               Positions during past five years
--------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                       Catherine A. Powers         Cathy is a Senior Portfolio Manager for Active
                                                                    Core Strategies, responsible for high grade
                                                                    core and core plus fixed income strategies.
                                                                    Cathy joined Standish Mellon in 1988 and has
                                                                    been a Portfolio Manager of the fund since
                                                                    2001.

--------------------------------------------------------------------------------------------------------------------
                                        Kent Wosepka                Kent is a Senior Portfolio Manager for Active
                                                                    Core Strategies. Kent joined Standish Mellon
                                                                    in 1998 and has been a Portfolio Manager of
                                                                    the fund since 2006.

--------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund              Catherine A. Powers         Cathy is a Senior Portfolio Manager for Active
                                                                    Core Strategies, responsible for high grade
                                                                    core and core plus fixed income strategies.
                                                                    Cathy joined Standish Mellon in 1988 and has
                                                                    been a Portfolio Manager of the fund since its
                                                                    inception in 2000.

--------------------------------------------------------------------------------------------------------------------
                                        Christopher M.              Chris is a Senior Portfolio Manager for
                                        Pellegrino                  Active Core Strategies, responsible for the
                                                                    management of high grade core strategy. Chris
                                                                    joined Mellon Bond in 1988 and Standish
                                                                    Mellon in 2003 and has been a Portfolio
                                                                    Manager of the fund since 2006.

--------------------------------------------------------------------------------------------------------------------


 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                      FUTURE REFERENCE

                         SUPPLEMENT dated April 14, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                Mellon Institutional Group of Fixed Income Funds:
--------------------------------------------------------------------------------
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005



Effective April 14, 2006, Marc P. Seidner is no longer a portfolio manager of Standish Mellon Fixed Income Fund ("Fixed Income Fund") and Standish Mellon Investment Grade Bond Fund ("Investment Grade Bond Fund"). Catherine A. Powers remains as co-portfolio manager of Fixed Income Fund and Investment Grade Bond Fund. Kent Wosepka has been added as a co-portfolio manager of Fixed Income Fund, and Christopher Pellegrino has been added as co-portfolio manager of Investment Grade Bond Fund.

Therefore, the information regarding Marc P. Seidner under "Additional Information About the Portfolio Managers" on page 54 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 56 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

--------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                  Funds                       Other Accounts Managed By the Portfolio Manager
--------------------------------------------------------------------------------------------------------------------
Kent Wosepka                            Fixed Income Fund           Other Registered Investment Companies:  of
                                                                    $1.374 billion

                                                                    Other Pooled Investment Vehicles:  2 entities
                                                                    with total assets of approximately $31
                                                                    million

                                                                    Other Accounts:  31 accounts with total assets
                                                                    of approximately $2.928 billion

--------------------------------------------------------------------------------------------------------------------
Chris Pellegrino                        Investment Grade Bond Fund  Other Registered Investment Companies:  of
                                                                    $304 million

                                                                    Other Pooled Investment Vehicles:  1 entity
                                                                    with total assets of approximately $273
                                                                    million.

                                                                    Other Accounts:  31 accounts with total assets
                                                                    of approximately $996 million

--------------------------------------------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

--------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                  Fund                        Ownership
--------------------------------------------------------------------------------------------------------------------
Kent Wosepka                            Fixed Income Fund           A

--------------------------------------------------------------------------------------------------------------------
Chris Pellegrino                        Investment Grade Bond Fund  A

--------------------------------------------------------------------------------------------------------------------


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE